Principal Accounting Policies - Contingent consideration for acquisition (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2024 CNY (¥)
Principal Accounting Policies
Balance at the beginning of the year	¥ 4,100
Contingent consideration settled (Note 4)	(3,600)
Contingent consideration reversed (Note 4)	¥ (500)